Stock-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009 years
Weighted-average assumptions
Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.10%	1.50%
Expected life (in years)	3.5	3.5